Shareholder’s Equity (Deficit) (Tables)	12 Months Ended
Jun. 30, 2022
Stockholders' Equity Note [Abstract]
Schedule of black-scholes option pricing model
Options granted in June 2021
Risk-free interest rate	0.87%
Expected life of the options	6.25 years
Expected volatility	64.75%
Expected dividend yield	0.00%
Fair value	$5.45

Schedule of binomial option pricing model
Options granted in January 2022
Fair value of the ordinary shares on the date of option grant	$31.85
Risk-free interest rate	1.53% to 1.589%
Option life	10 years
Expected volatility	88.68% to 94.17%
Expected dividend yield	0.00%
Exercise price	$31.85
Expected early exercise multiple	2.80

Schedule of activities share options
	Number of Share Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
		$	Year	$
Outstanding as of July 1, 2020	-	-	-	-
Granted	1,235,076	9.50	-	-
Outstanding as of June 30, 2021	1,235,076	9.50	9.05	-
Granted	15,585	31.85	-	-
Expired, forfeited or cancelled	(275,327)	9.50	-	-
Outstanding as of June 30, 2022	975,334	9.86	9.06	24,137,435
Exercisable as of June 30, 2022	-	-	-	-

Schedule of activities warrants
	Number of warrants	Weighted average exercise price
Outstanding as of July 1, 2021	-	-
Issued	65,625	10.45
Exercised	(45,761)	10.45
Expired	(19,864)	10.45
Outstanding as of June 30, 2022	-	-